Fund Summary
Templeton Global Smaller Companies Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 44 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton Global Smaller Companies Fund	Class A	Class C	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton Global Smaller Companies Fund		Class A	Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.41%	0.41%	0.23%	0.41%
Expenses (as a percentage of Assets)	[2]	1.41%	2.16%	0.98%	1.16%
[1]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.
[2]	Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton Global Smaller Companies Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	710	996	1,302	2,169
Class C	319	676	1,159	2,493
Class R6	99	311	539	1,195
Advisor Class	118	368	638	1,409

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Templeton Global Smaller Companies Fund Class C	219	676	1,159	2,493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in securities of smaller companies located anywhere in the world. The securities in which the Fund invests are primarily common stocks. The Fund may invest a significant amount of its assets in the securities of companies located in emerging markets. The Fund will invest its assets in issuers located in at least three different countries (including the United States) and will invest at least 40% of its net assets in foreign securities.

The investment manager employs a strategy of investing in securities of companies with a market capitalization of not more than $2 billion at the time of initial purchase. Once a security qualifies for initial purchase, it continues to qualify for additional purchases as long as it is held by the Fund, provided that its market capitalization does not exceed $4 billion. For purposes of monitoring the Fund's compliance with the requirement that it invest predominantly in the securities of smaller companies, smaller companies are defined as those with market capitalizations that do not exceed $4 billion.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Smaller Companies

Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Markets

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	40.19%
Worst Quarter:	Q4'08	-32.18%
As of March 31, 2013, the Fund's year-to-date return was 8.48%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Templeton Global Smaller Companies Fund	Label	1 Year	5 Years	10 Years
MSCI All Country World Small Cap Index		18.63%	2.76%	12.50%
Class A	Return Before Taxes	11.97%	(0.98%)	9.57%
Class A After Taxes on Distributions		11.89%	(1.39%)	8.52%
Class A After Taxes on Distributions and Sales		8.27%	(0.88%)	8.40%
Class C		17.05%	(0.54%)	9.38%
Advisor Class		19.13%	0.44%	10.48%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.